Variable Interest Entities	12 Months Ended
Dec. 31, 2015
Variable Interest Entity, Measure of Activity [Abstract]
Variable Interest Entities
Variable Interest Entities

As of December 31, 2015, the Company leased two semi-submersible rigs, and a jack-up rig from VIEs under capital leases. Each of the units had been sold by the Company to single purpose subsidiaries of Ship Finance Ltd and simultaneously leased back by the Company on bareboat charter contracts for a term of 15 years. The Company has several options to repurchase the units during the charter periods, and obligations to purchase the assets at the end of the 15 years lease period.

On June 19, 2013, SFL Deepwater Ltd sold the West Hercules to SFL Hercules Ltd. This transaction under common control has no net effects on our consolidated financial statements, and we will continue to consolidate all relevant VIEs.

On June 28, 2013, our consolidated subsidiary NADL sold the entity that own the jack-up, the West Linus, to the Ship Finance subsidiary, SFL Linus Ltd. The purchase consideration reflected a market value of the rig as of the delivery date which was $600 million. This rig was simultaneously chartered back to the Company over a period of 15 years. Upon closing of the purchase, SFL Linus Ltd received a $195 million loan from Ship Finance which bears an interest of 4.5% per annum and matures in 2029. During 2014 the loan was reduced to $125 million, and is reported as long-term debt due to related parties in our balance sheet as of December 31, 2015.

The following table gives a summary of the sale and leaseback arrangements and repurchase options, as of December 31, 2015:

Unit	Effective from	Sale value (In $ millions)	First repurchase option (In $ millions)	Month of first repurchase option	Last repurchase option * (In $ millions)	Month of last repurchase Option *
West Taurus	Nov 2008	850	418	February 2015	149	November 2023
West Hercules	Oct 2008	850	580	August 2011	135	August 2023
West Linus	June 2013	600	370	June 2018	170	June 2028

* Ship Finance has a right to require the Company to purchase the West Linus rig on the 15th anniversary for the price of $100 million if the Company doesn’t exercise the final repurchase option.

The Company has determined that the Ship Finance subsidiaries, which own the units, are VIEs, and that the Company is the primary beneficiary of the risks and rewards connected with the ownership of the units and the charter contracts. Accordingly, these VIEs are fully consolidated in the Company’s consolidated financial statements. The equity attributable to Ship Finance in the VIEs is included in non-controlling interests in the Company’s consolidated financial statements. At December 31, 2015 and at December 31, 2014 the units are reported under drilling units in the Company’s balance sheet. The Company did not record any gains from the sale of the units, as they continued to be reported as assets at their original cost in the Company’s consolidated balance sheet at the time of each transaction. The investment in finance lease amounts are eliminated on consolidation against the corresponding finance lease liability held within Seadrill entities. The remainder of assets and liabilities of the VIEs are fully reflected within the consolidated financial statements.

The bareboat charter rates are set on the basis of a Base LIBOR Interest Rate for each bareboat charter contract, and thereafter are adjusted for differences between the LIBOR fixing each month and the Base LIBOR Interest Rate for each contract. A summary of the average bareboat charter rates per day for each unit is given below for the respective years.

	(In US$ thousands)
	2015	2016	2017	2018	2019	2020
West Taurus	186	165	158	158	144	143
West Hercules	190	179	170	166	143	141
West Linus	222	222	222	222	173	140

The assets and liabilities in the statutory accounts of the VIEs as at December 31, 2015 and as at December 31, 2014 are as follows:

(In US$ millions)	December 31, 2015			December 31, 2014
	SFL Deepwater Limited	SFL Hercules Limited	SFL Linus Limited	SFL West Polaris Limited *	SFL Deepwater Ltd.	SFL Hercules Limited	SFL Linus Limited
Name of unit	West Taurus	West Hercules	West Linus	West Polaris	West Taurus and West Hercules	West Hercules	West Linus
Investment in finance lease	394	394	530	N/A	429	426	574
Amount due from related parties	4	5	—	N/A	45	5	14
Other assets	2	2	—	N/A	13	10	—
Total assets	400	401	530	N/A	487	441	588

Short-term interest bearing debt	23	28	51	N/A	32	28	51
Long-term interest bearing debt	198	229	302	N/A	271	256	400
Other liabilities	3	1	2	N/A	6	1	3
Short-term debt due to related parties	—	—	23	N/A	—	—	—
Long-term debt due to related parties	137	125	125	N/A	145	145	125
Total liabilities	361	383	503	N/A	454	430	579
Equity	39	18	27	N/A	33	11	9

Book value of units in the Company's consolidated accounts	434	571	559	N/A	450	603	581

* Refer to “West Polaris acquisition” discussion below.

West Polaris acquisition

On December 30, 2014 we entered into a share sale and purchase agreement with Ship Finance, where we acquired 100% of the equity interests in SFL West Polaris Limited, which was the owner of West Polaris. In addition, the Company purchased an outstanding loan of SFL West Polaris Limited of $97 million from Ship Finance. The acquisition price for the shares and the loan amounted to $111 million. This transaction was accounted for as an equity transaction and no gain or loss was recognized. Non-controlling interest of $7 million has been derecognized, with the residual $6 million recognized as a reduction in Additional Paid in Capital. As at December 31, 2014, the consideration for the shares and loan was unpaid, and was settled on January 5, 2015. Ship Finance continued to provide a guarantee for the bank loan held by SFL West Polaris Limited, until the West Polaris was sold to Seadrill Partners in June 2015.

Historically the Company presented balances due to/from Ship Finance on a gross basis. Beginning on June 30, 2015 the Company has elected to represent this on a net basis, due to the fact that the right of offset is established in the long-term loan agreements, and the balances are intended to be settled on a net basis, providing a more appropriate description of the Company’s related party net debt position. Accordingly the Company has represented $45 million related to SFL Deepwater Ltd, $5 million related to SFL Hercules Ltd, and $14 million related to SFL Linus Ltd as at December 31, 2014, from Amounts due from related parties (current assets) and offset against long-term debt due to related parties (non-current liabilities). Similarly, the Company has presented $8 million related to SFL Deepwater Ltd and $20 million related to SFL Hercules Ltd as at December 31, 2015 from Amounts due from related parties (Current assets) and offset against Long-term debt due to related parties (Non-current liabilities).